SCHEDULE OF KEY MANAGEMENT COMPENSATION (Details) (Parenthetical)	12 Months Ended
Mar. 31, 2025 USD ($)
Notes and other explanatory information [abstract]
Basic salaries, allowances and all benefits-in-kind to chairman	$ 260,417